Note 19 - Other assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Total Inventories	€ 219	€ 229
Real estate companies	217	226
Other inventories	2	3
Transactions in progress (assets)	192	156
Total Accruals (assets)	1,047	768
Unaccrued prepaid expenses	576	509
Other prepayments and accrued income	470	259
Other items (assets inventories)	3,442	3,207
OTHER ASSETS	4,901	4,359
Liabilities Abstract
Transactions in progress (liabilities)	126	165
Total Accruals (liabilities)	2,544	2,490
Unpaid accrued expenses	1,830	1,997
Other accrued expenses and deferred income	714	493
Other items (liabilities inventories)	2,248	1,894
Total OTHER LIABILITIES	€ 4,918	€ 4,550